Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,850,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,722.69
Total Offset Amount	0.00
Net Fee	$ 15,722.69